Stock-Based Compensation (Analysis Of Shares Available For Grant) (Detail)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant, beginning balance	255,263		1,724,540	3,205,209
Cancellation of available shares from prior plans	(229,333)		0	0
Expired and forfeited during year	0		26,269	37,500
Shares available for grant, ending balance	6,099,342		255,263	1,724,540
Ratio by which each grant of restricted stock reduces shares available for options	3.1
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options grants during period	(1,338,013)		(1,358,175)	(1,393,275)
Torchmark Corporation 2011 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approval of shares under incentive plan	7,950,000	[1]
Torchmark Corporation 2011 Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock grants during period	(519,558)	[1]
Previous Plan | Restricted Stock and Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock grants during period	(19,017)		(137,371)	(124,894)

[1]	Plan allows for grant of restricted stock such that each stock grant reduces 3.1 options available for grant